Employee Retirement Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Retirement Plans

14. EMPLOYEE RETIREMENT PLANS

Defined Benefit Plans

The Company sponsors and contributes to pension plans (“Pension Plans”) and OPEB plans covering many of our United States (“U.S.”) employees, in whole or in part based on meeting certain eligibility criteria. In addition, the Company and its subsidiaries have various pension plans and other forms of OPEB arrangements outside the United States, namely in Canada and Taiwan.

The Pension Plans provide benefits to certain employees and retirees and are closed to new hires. Effective January 31, 2014, amendments to the Pension Plans for U.S. non-bargained employees froze all future benefit accruals for non-bargained employees who were not already frozen. The financial impact of these amendments to the Pension Plans was recognized in the fourth quarter of 2013.

During 2014, the U.S. Pension Plans were amended to provide a one-time voluntary lump-sum distribution offer to terminated vested participants. Payments were made during December 2014 and a settlement charge of $5.8 million was recognized at December 31, 2014.

The OPEB Plans are unfunded and provide medical and life insurance benefits for certain employees and their dependents.

Recently approved amendments to the OPEB plans were made to further deliver retiree medical benefits through health reimbursement account contributions and to further limit life insurance benefits. Effective January 1, 2016, the majority of Medicare and non-Medicare eligible retirees will receive retiree medical benefits through health reimbursement account contributions. In addition, effective January 1, 2016, most life insurance benefits for non-bargained retirees were eliminated and a sunset period was provided for life insurance benefits for the majority of other retirees. These OPEB benefit changes were approved and communicated to participants in August 2015 and the quantitative financial impact is reflected in the year ended December 31, 2015. These changes reduced the OPEB benefit obligation by $29.8 million and the resulting prior service credit will be amortized through 2025.

In connection with the OPEB plan amendments, the benefit obligation was remeasured using current assumptions as of that date, including the Society of Actuaries’ (“SOA”) mortality tables “RPH-2014” and an alternative generational improvement scale published by the SOA “BB-2D”. The discount rate used to remeasure the OPEB plan obligation was 3.59 percent at September 1, 2015 compared to 3.90 percent at December 31, 2014.

For the U.S. Pension Plans, benefit obligations continue to be measured using the SOA’s base mortality table (“RP-2014”), with collar adjustments by plan. The generational improvement scale was updated to use the same consistently with the scale used for the OPEB plans.

In the third quarter of 2015, we changed the accounting method used to estimate the service and interest components of net periodic benefit cost for the U.S. postretirement benefits. This new estimation approach discounts the individual expected cash flows underlying the service cost and interest cost using the applicable spot rates derived from the yield curve used to discount the cash flows used to measure the benefit obligation. Historically, we estimated these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period.

We have made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. We have accounted for this change as a change in accounting estimate that is inseparable from a change in accounting principle and accordingly have accounted for it prospectively. While the benefit obligation measured under this approach is unchanged, the more granular application of the spot rates reduced the service and interest cost for the OPEB plan for the last four months of fiscal 2015 by $0.2 million. For the OPEB plan, the spot rates used to determine service and interest costs ranged from 0.65 percent to 5.01 percent and 0.65 percent to 5.01 percent, respectively. Under the Company’s prior methodology, these rates would have resulted in weighted-average rates for service and interest costs of 3.59 percent and 3.59 percent, respectively. The new approach will be used to measure the service and interest cost for our other U.S. pension plans in 2016. For the U.S. OPEB and pension plans, the spot rates that will be used to determine 2016 service and interest costs range from 0.92 percent to 4.97 percent and 0.92 percent to 4.97 percent, respectively. Under the Company’s prior methodology, these rates would have resulted in a single weighted-average rate of 4.37 percent for both service and interest costs. Based on current economic conditions, we estimate the service cost and interest cost for the pension plans will be reduced by approximately $7.0 million in 2016 as a result of the change.

Benefit Obligations. The reconciliation of the beginning and ending balances of the projected benefit obligation for defined benefit plans is as follows:

	Pension Benefits		OPEB
	As of December 31,
(In millions)	2015	2014	2015	2014
Change in benefit obligation
Benefit obligation, beginning of year	$786.8	$673.4	$111.7	$97.9
Service costs	4.3	3.6	0.9	0.8
Interest cost	30.7	31.7	3.5	4.4
Actuarial loss (gain)	(44.1)	141.3	(8.7)	16.7
Foreign currency translation adjustment	(2.5)	(1.5)	(0.5)	(0.3)
Plan participants’ contributions	—	—	1.4	1.4
Gross benefits paid	(37.7)	(38.2)	(9.2)	(9.2)
Plan amendments	—	—	(29.8)	—
Settlements	(0.5)	(24.0)	—	—
Other	—	0.5	—	—

Benefit obligation, end of year	$737.0	$786.8	$69.3	$111.7

Accumulated benefit obligation, end of year	$734.6	$784.0	NA	NA

The accumulated benefit obligation is defined as the actuarial present value of pension benefits (whether vested or unvested) attributed to employee services rendered before December 31, 2015 and 2014, respectively, and based on employee service and compensation prior to the applicable date.

Plan Assets. The summary and reconciliation of the beginning and ending balances of the fair value of the plans’ assets were as follows:

	Pension Benefits		OPEB
	As of December 31,
(In millions)	2015	2014	2015	2014
Change in plan assets
Fair value of plan assets, beginning of year	$638.2	$659.4	$—	$—
Actual return (loss) on plan assets	(5.3)	40.1	—	—
Foreign currency translation adjustment	(1.9)	(1.1)	—	—
Employer contribution	2.0	2.0	7.8	7.8
Plan participants’ contributions	—	—	1.4	1.4
Gross benefits paid	(37.7)	(38.2)	(9.2)	(9.2)
Settlements	(0.5)	(24.0)	—	—

Fair value of plan assets, end of year	$594.8	$638.2	$—	$—

Investments are classified based on the lowest level of input that is significant to the fair value measurement. The following table sets forth, by level within the fair value hierarchy, a summary of the investments measured at fair value and the target and current asset allocations.

Asset Category	Target Allocation 2016	Percentage of Plan Assets, December 31, 2015	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)
(In millions, except percentages)
Short-term investment fund	—%	1%	$8.5	$—	$8.5
U.S. equity securities:
Consumer discretionary sector			2.8	2.8	—
Consumer staples sector			4.3	4.3	—
Energy sector			0.2	0.2	—
Finance sector			0.4	0.4	—
Health care sector			4.6	4.6	—
Index funds			117.8	—	117.8
Industrials sector			1.3	1.3	—
Information technology sector			3.5	3.5	—
Capital appreciation mutual fund			56.1	56.1	—
Small cap growth mutual fund			7.0	7.0	—
Pooled equity fund			55.7	—	55.7

Total U.S. equity securities	44%	43%	253.7	80.2	173.5
U.S. fixed income securities:
Western assets total return funds			80.6	—	80.6
Blackrock investments, institutional			68.7	—	68.7
Other fixed income securities			69.8	69.6	0.2

Total fixed income securities	37%	37%	219.1	69.6	149.5
International securities:
Equity securities			53.6	6.7	46.9
Equity securities measured at net asset value (1)			3.6	—	—
Euro pacific growth fund			49.8	49.8	—
Fixed income securities			1.6	1.6	—
Fixed income securities measured at net asset value (1)			4.8	—	—

Total international securities	19%	19%	113.4	58.1	46.9
Real estate partnership, measured at net asset value (1)	—%	—%	0.1	—	—

Total			$594.8	$207.9	$378.4

(1)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of financial position. See Note 5 for more details.

Asset Category	Target Allocation 2015	Percentage of Plan Assets, December 31, 2014	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)
(In millions, except percentages)
Short-term investment fund	—%	2%	$10.2	$—	$10.2
U.S. equity securities:
Consumer discretionary sector			4.3	4.3	—
Consumer staples sector			6.1	6.1	—
Energy sector			1.3	1.3	—
Finance sector			2.3	2.3	—
Health care sector			9.9	9.9	—
Index funds			141.3	—	141.3
Industrials sector			3.5	3.5	—
Information technology sector			3.7	3.7	—
Capital appreciation mutual fund			39.4	39.4	—
Small cap growth mutual fund			7.2	7.2	—
Pooled equity fund			55.5	—	55.5
Other			1.3	1.3	—

Total U.S. equity securities	41%	43%	275.8	79.0	196.8
U.S. fixed income securities:
Western assets total return funds			85.5	—	85.5
Blackrock investments, institutional			70.8	—	70.8
Other fixed income securities			71.4	—	71.4

Total fixed income securities	38%	36%	227.7	—	227.7
International securities:
Equity securities		12%	76.5	8.0	68.5
Equity securities measured at net asset value (1)			5.0	—	—
Euro pacific growth fund		6%	35.4	35.4	—
Fixed income securities			2.0	2.0	—
Fixed income securities measured at net asset value (1)			4.2	—	—

Total international securities	18%	19%	123.1	45.4	68.5
Long-biased hedge fund, measured at net asset value (1)	3%	—%	0.2	—	—
Real estate partnership, measured at net asset value (1)	—%	—%	1.2	—	—

Total			$638.2	$124.4	$503.2

(1)	In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of financial position. See Note 5 for more details.

Funded Status. The following table shows the funded status of the pension and other OPEB benefits, reconciled to the amounts reported on the consolidated balance sheets:

	Pension Benefits		OPEB
	As of December 31,
(In millions)	2015	2014	2015	2014
Funded status, end of year:
Fair value of plan assets	$594.8	$638.2	$—	$—
Benefit obligations	737.0	786.8	69.3	111.7

Unfunded status	$(142.2)	$(148.6)	$(69.3)	$(111.7)

Amounts recognized in the balance sheets consist of:
Current liability	$(1.5)	$(1.5)	$(7.2)	$(8.7)
Noncurrent liability	(140.7)	(147.1)	(62.1)	(103.0)

Amount recognized, end of year	$(142.2)	$(148.6)	$(69.3)	$(111.7)

Gross amounts recognized in accumulated other comprehensive income (loss) consist of:
Net actuarial loss	(135.1)	$(131.5)	(3.4)	$(12.3)
Prior service credit (cost)	(0.1)	(0.1)	90.7	71.2

Amount recognized, end of year	$(135.2)	$(131.6)	$87.3	$58.9

Our pension plans have projected benefit obligations in excess of the fair value of plan assets. For these plans, the projected benefit obligations and the fair value of plan assets were as follows:

	Pension Benefits As of December 31,
(In millions)	2015	2014
Projected benefit obligation, end of year	$737.0	$786.8
Fair value of plan assets, end of year	594.8	638.2

Our pension plans have accumulated benefit obligations in excess of the fair value of plan assets. For these plans, the accumulated benefit obligations and the fair value of plan assets were as follows:

	Pension Benefits As of December 31,
(In millions)	2015	2014
Accumulated benefit obligation, end of year	$725.2	$784.0
Fair value of plan assets, end of year	585.2	638.2

Changes in Other Comprehensive Income (Loss). The following table summarizes the changes in plan assets and benefit obligations which were recognized in other comprehensive income (loss):

	Pension Benefits			OPEB
	As of December 31,
(in millions):	2015	2014	2013	2015	2014	2013
Current year actuarial gain (loss)	$(6.2)	$(142.5)	$102.2	$8.8	$(16.6)	$4.2
Amortization of actuarial loss (gain)	2.6	(0.4)	(13.3)	0.1	0.1	—
Current year prior service credit	—	—	—	29.8	—	82.6
Amortization of prior service credit	—	—	—	(10.2)	(9.2)	(2.3)

Total recognized in other comprehensive income (loss)	$(3.6)	$(142.9)	$88.9	$28.5	$(25.7)	$84.5

Total recognized in net periodic benefit cost and other comprehensive income (loss)	$4.0	$(137.1)	$106.2	$34.2	$(21.9)	$78.5

The following table summarizes the estimated amount that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2016:

(In millions)	Pension Benefits	OPEB
Prior service credit	$—	$12.2
Actuarial loss	(2.8)	(0.1)

Total	$(2.8)	$12.1

Net Periodic Benefit Income (Expense). Net periodic benefit income (expense) for the years ended December 31, 2015, 2014 and 2013 includes the following:

	Pension Benefits Year Ended December 31,			OPEB Year Ended December 31,
(In millions)	2015	2014	2013	2015	2014	2013
Components of net periodic benefit income (expense):
Interest cost	$(30.7)	$(31.7)	$(28.0)	$(3.5)	$(4.4)	$(6.4)
Service cost	(4.3)	(3.6)	(6.6)	(0.9)	(0.8)	(2.0)
Expected return on assets	45.2	47.0	38.5	—	—	—
Amortization of:
Prior service credit	—	—	—	10.2	9.2	2.3
Actuarial gain (loss)	(2.6)	0.4	(2.1)	(0.1)	(0.1)	—

Total amortization	(2.6)	0.4	(2.1)	10.1	9.1	2.3
Settlement loss	—	(5.8)	—	—	—	—
Curtailment gain	—	—	15.5	—	—	—
Other components of net periodic pension cost	—	(0.5)	—	—	—	—

Total net periodic benefit income (expense)	$7.6	$5.8	$17.3	$5.7	$3.9	$(6.1)

Assumptions for Defined Benefit Obligations. Mortality is a key assumption used to determine the benefit obligation for our defined benefit pension and OPEB plans. The Company continues to measure year-end benefit obligations using the SAO’s RP-2014 base mortality table, with adjustments by plan. The Company selected the Scale BB-2D generational mortality projection scale to reflect mortality improvement rates for purposes of measuring pension and OPEB benefit obligations at year-end.

The discount rate reflects the rate at which pension benefit obligations could be effectively settled. For the U.S. and Canadian plans, we determined our discount rate by matching the expected cash flows of our pension and OPEB obligations to a yield curve generated from a broad portfolio of high-quality fixed rate debt instruments. For Taiwan, a government bond yield was used to determine the discount rate. The rate of compensation is based on projected salary increases for our plan participants. The healthcare cost trend assumption is based on a number of factors including our actual healthcare cost increases, the design of our benefit programs, the demographics of our active and retiree populations and external expectations of future medical cost inflation rates. The weighted average assumptions used for determining our benefit obligations as of December 31, 2015, 2014 and 2013 are as follows:

	Pension Benefits			OPEB
	2015	2014	2013	2015	2014	2013
Discount rate	4.34%	3.98%	4.81%	3.61%	3.90%	4.65%
Rate of compensation increase	3.01%	3.01%	3.00%	NA	NA	3.00%
Health care cost trend rate
– Initial rate	NA	NA	NA	7.47%	7.00%	7.49%
– Ultimate rate	NA	NA	NA	4.50%	4.50%	4.50%
– Years to ultimate	NA	NA	NA	12	9	10

Assumptions for Net Periodic Costs. The rate of compensation increase for our OPEB plans was not applicable in 2014 and 2015 due to benefit changes made to the U.S. OPEB plans, eliminating the salary-based life insurance benefit for future non-bargained retirees, subsequent to 2014. The following weighted average assumptions were used to determine the net periodic costs for the defined benefit pension and OPEB plans for the years presented:

	Pension Benefits				OPEB
	2015		2014	2013	2015		2014	2013
Discount rate	3.97	%(1)	4.81%	4.16%	3.60	%(1)	4.65%	4.39%
Expected long-term rate of return on plan assets	7.39%		7.42%	6.91%	NA		NA	NA
Rate of compensation increase	3.01%		3.00%	3.14%	NA		NA	3.11%
Health care cost trend rate
– Initial rate	NA		NA	NA	7.00%		7.49%	6.63%
– Ultimate rate	NA		NA	NA	4.50%		4.50%	4.50%
– Years to ultimate	NA		NA	NA	9		10	11

(1)	The weighted average spot rate selected for pension benefit and OPEB plans, respectively, in 2015.

In selecting the rates for our current and long-term healthcare cost assumptions, we take into consideration a number of factors including our actual healthcare cost increases, the design of our benefit programs, the demographics of our active and retiree populations and external expectations of future medical cost inflation rates. If the assumed healthcare cost trend rates were 1 percent higher or 1 percent lower, the estimated OPEB cost for 2015 would increase by $0.1 million or decrease by $0.1 million, respectively.

The expected long-term rate of return on plan assets assumption is based on historical and projected rates of return for current and planned asset classes in the plan’s investment portfolio. Projected rates of return for each of the plans’ projected asset classes were selected after analyzing historical experience and future expectations of the returns and volatility of the various asset classes. Based on the target asset allocation for each asset class, the overall expected rate of return for the portfolio was developed and adjusted for historical and expected experience of active portfolio management results compared to the benchmark returns and for the effect of expenses paid from plan assets.

Our investment committee establishes investment policies and strategies and regularly monitors the performance of the plans’ funds. Our investment strategy with respect to U.S. pension plan assets is to invest the assets in accordance with the “prudent investor” guidelines contained in the Employee Retirement Income Security Act of 1974 and fiduciary standards. Our policy on funding is to contribute an amount within the range of the minimum required and the maximum tax-deductible contribution.

Expected Cash Flows. During 2016, we expect to make contributions of $2.0 million to our pension plans and $7.3 million to our unfunded OPEB plans for benefit payments. We do not expect any federal subsidy with regards to our OPEB plans. Expected benefit payments for all pension and OPEB plans are as follows:

	Pension	OPEB
(In millions)	Benefits	(Gross)
Expected benefit payments:
2016	$39.2	$7.3
2017	40.3	7.0
2018	41.3	6.9
2019	42.4	6.9
2020	43.8	6.9
2021-2025	230.8	32.9

Defined Contribution Plans

Most employees are covered by defined contribution plans under which we make contributions to individual employee accounts. Our expense related to our defined contribution plans, which includes the annual company discretionary retirement contribution, was approximately $24.9 million, $21.1 million and $15.7 million for the years ended December 31, 2015, 2014 and 2013, respectively.